CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net sales	¥ 290,706	$ 44,681	¥ 253,926	¥ 248,862
Cost of sales	263,606	40,516	236,190	248,866
Gross loss	27,100	4,165	17,736	(4)
Operating expenses:
Selling expenses	14,520	2,232	13,764	14,404
Administrative expenses	46,514	7,149	46,211	39,559
Loss on impairment of assets	0	0	0	7,219
Total operating expenses	61,034	9,381	59,975	61,182
Operating loss	(33,934)	(5,216)	(42,239)	(61,186)
Other income (expense):
- Interest income	725	111	735	1,236
- Interest expense	(9,453)	(1,453)	(7,865)	(8,333)
- Others income (expense), net	(2,533)	(389)	203	6,215
Total other income (expense)	(11,261)	(1,731)	(6,927)	(882)
Loss before provision for income taxes	(45,195)	(6,947)	(49,166)	(62,068)
Income tax (expense) benefit	(808)	(124)	(5,317)	(7,000)
Net loss	(46,003)	(7,071)	(54,483)	(69,068)
Net income (loss) attributable to noncontrolling interests	0	0	0	(3)
Net loss attributable to the Company	(46,003)	(7,071)	(54,483)	(69,065)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	0	0	0	(37)
- Foreign currency translation adjustments attributable to the Company	1,821	280	(4)	(150)
Comprehensive income (loss) attributable to non-controlling interest	0	0	0	(40)
Comprehensive loss attribute to the Company	¥ (44,182)	$ (6,791)	¥ (54,487)	¥ (69,215)
Net loss per share, Basic and diluted | (per share)	¥ (14.09)	$ (2.17)	¥ (16.68)	¥ (21.15)
Weighted average number ordinary shares, Basic and diluted	3,265,837	3,265,837	3,265,837	3,265,837